3. Loans, Allowance for Loan Losses and Credit Quality (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Recorded Investment allowance recorded	$ 4,108,216	$ 4,149,346
Unpaid Principal Balance allowance recorded	4,676,730	4,912,247
Related Allowance recorded	351,400	174,000
Average Recorded Investment Allowance recorded	3,998,811	5,825,949
Commercial and industrial
Recorded Investment With no related allowance recorded	314,510	435,165
Recorded Investment With an allowance recorded	59,186	0
Recorded Investment allowance recorded	373,696	435,165
Unpaid Principal Balance With no related allowance recorded	363,618	473,664
Unpaid Principal Balance With an allowance recorded	59,186	0
Unpaid Principal Balance allowance recorded	422,804	473,664
Related Allowance With no ralated allowance recorded	0	0
Related Allowance With an allowance recorded	27,500	0
Related Allowance recorded	27,500	0
Average Recorded Investment With no related allowance recorded	339,519	536,973
Average Recorded Investment With an allowance recorded	11,837	232,743
Average Recorded Investment Allowance recorded	351,356	769,716
Commercial Real Estate
Recorded Investment With no related allowance recorded	944,845	1,762,615
Recorded Investment With an allowance recorded	441,632	0
Recorded Investment allowance recorded	1,386,477	1,762,615
Unpaid Principal Balance With no related allowance recorded	1,021,143	2,123,371
Unpaid Principal Balance With an allowance recorded	446,963	0
Unpaid Principal Balance allowance recorded	1,468,106	2,123,371
Related Allowance With no ralated allowance recorded	0	0
Related Allowance With an allowance recorded	147,700	0
Related Allowance recorded	147,700	0
Average Recorded Investment With no related allowance recorded	1,325,504	2,019,449
Average Recorded Investment With an allowance recorded	272,174	920,842
Average Recorded Investment Allowance recorded	1,597,678	2,940,291
Residential real estate - 1st lien
Recorded Investment With no related allowance recorded	1,354,432	1,024,598
Recorded Investment With an allowance recorded	434,361	617,362
Recorded Investment allowance recorded	1,788,793	1,641,960
Unpaid Principal Balance With no related allowance recorded	1,654,023	1,250,224
Unpaid Principal Balance With an allowance recorded	474,496	669,288
Unpaid Principal Balance allowance recorded	2,128,519	1,919,512
Related Allowance With no ralated allowance recorded	0	0
Related Allowance With an allowance recorded	99,700	134,800
Related Allowance recorded	99,700	134,800
Average Recorded Investment With no related allowance recorded	1,088,631	893,629
Average Recorded Investment With an allowance recorded	515,685	892,339
Average Recorded Investment Allowance recorded	1,604,316	1,785,968
Residential real estate - Jr lien
Recorded Investment With no related allowance recorded	164,137	15,694
Recorded Investment With an allowance recorded	395,113	293,912
Recorded Investment allowance recorded	559,250	309,606
Unpaid Principal Balance With no related allowance recorded	228,134	76,680
Unpaid Principal Balance With an allowance recorded	429,167	319,020
Unpaid Principal Balance allowance recorded	657,301	395,700
Related Allowance With no ralated allowance recorded	0	0
Related Allowance With an allowance recorded	76,500	39,200
Related Allowance recorded	76,500	39,200
Average Recorded Investment With no related allowance recorded	64,606	34,602
Average Recorded Investment With an allowance recorded	380,855	295,372
Average Recorded Investment Allowance recorded	$ 445,461	$ 329,974